Long-Term Debt and Bonds	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Bonds [Abstract]
Long-Term Debt and Bonds
7.	Long-Term Debt and Bonds

The amounts of long-term debt and bonds shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	Current	Non-current	December 31, 2024	Current	Non-current

Nordea Bank secured term loan	$12,500	$3,333	$9,167	$15,833	$3,333	$12,500
Alpha Bank secured term loans	28,700	4,200	24,500	31,850	4,200	27,650
Huican sale and lease back financing	44,545	2,538	42,007	-	-	-
Kenzan Kaiun sale and lease back financing	42,938	2,603	40,335	-	-	-
less unamortized deferred financing costs	(1,493)	(283)	(1,210)	(224)	(90)	(134)
Total debt, net of deferred financing costs	$127,190	$12,391	$114,799	$47,459	$7,443	$40,016

	December 31, 2025	Current	Non-current	December 31, 2024	Current	Non-current
Bonds, net of discounts	$97,000	$-	$97,000	$-	$-	$-
less unamortized deferred financing costs	(1,858)	-	(1,858)	-	-	-
Total bond, net of deferred financing costs	$95,142	$-	$95,142	$-	$-	$-

Secured Term Loans:

The Company, through its vessel-owning subsidiaries, has entered into various long-term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. All bank loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment. The Company’s loans bear variable interest at SOFR plus a fixed margin, which during the years ended December 31, 2025 ranged from 0.50% to 2.50%. The loan maturities fall due from August 2028 to July 2030, and at each utilization date, arrangement fees ranging from 0.50% to 0.70% were paid. As of December 31, 2025, the term loans were collateralized by four of the Company’s tanker vessels, whose aggregate net book value was $109,558.

Nordea Bank Abp, Filial i Norge (“Nordea Bank”)

On August 4, 2023, the Company refinanced the existing outstanding loan of the amount of $17,859 with Nordea Bank which was initially entered to partially finance the acquisition of the vessels “Blue Moon” and “Briolette”, with a revolving credit in an aggregate amount not exceeding $20,000 at any one time. As such, the Company drew down an amount of $2,141. The new loan has a duration of 5 years from the signing date of the agreement. The Company followed the applicable guidance of ASC 470 and concluded that the specific loan should be treated as a term loan, however, if a prepayment occurs during the life of the facility, then the accounting guidance for revolving credit facilities would apply.

Alpha Bank S.A (“Alpha Bank”)

In November 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Aliki” signed a loan agreement with Alpha Bank, to support the acquisition of the vessel by providing a secured term loan of up to $18,250. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in November 2022.

Furthermore, in December 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Long Beach” signed a loan agreement with Alpha Bank S.A, to support the acquisition of the vessel by providing a secured term loan of up to $22,000. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in December 2022.

In April 2024, the Company agreed with Alpha Bank to amend the interest rate clauses of the two loan agreements discussed above. The Company can, at its option, place in collateral accounts amounts equal, or less, to each outstanding loan principal for the benefit of lowering the margin of the loans from 2.35% and 2.60% to 0.65%. The amounts placed in the collateral accounts are not legally restricted as long as the Company has not received from the lenders any notice for an event of default, and may, at the Company’s option, be withdrawn from the respective collateral accounts on the last day of an interest period with prior written notice to the Lender. Upon such withdrawal, the initial margin (2.35% for the “P. Long Beach” loan, and 2.60% for the “P. Aliki” loan) shall reinstate on such part of the loan. Accordingly, as of December 31, 2025 and December 31, 2024, the Company had placed in Alpha Bank’s collateral accounts the aggregate amount of $28,700 and $31,850, respectively, being equal to the loans’ outstanding principal amounts, and these cash amounts are included in Cash and cash equivalents in the accompanying consolidated balance sheets.

On July 23, 2025, the Company, through the vessel-owning subsidiaries of the vessels “P. Aliki” and “P. Long Beach”, signed a new loan agreement with Alpha Bank for an aggregate amount of $29,750, with the purpose of refinancing their existing indebtedness with the lenders. The new loan agreement extends the maturity of the loan to five years from drawing, reduces the applicable margin to 1.90% and includes financial and informational covenants similar to the two previously existing loan agreements with Alpha Bank. On July 24, 2025, the Company drew down in full the amount of $29,750 and repaid an equal amount in respect of the indebtedness of the old loan agreements with Alpha Bank, which were consequently terminated. The refinancing was accounted for as a debt modification under ASC 470.
Sale and Lease-Back Financing:
On July 29, 2025 and September 1, 2025 the Company took delivery of its newbuilding vessels Hull 1515 and H1596, which were renamed “P. Massport” and “P. Tokyo”, respectively. At the time of the vessels’ delivery from the shipyard, as part of two previously signed sale and lease back agreements with unaffiliated third parties, the Company delivered the vessels to the new buyers collecting the financing amount of $44,250 and $45,392, respectively, and chartered back the vessels for eight and ten years, respectively, on a bareboat basis.  The Company has continuous options to repurchase the vessels at predetermined rates following the second anniversary of the bareboat charter. The Company has a purchase obligation for “P. Tokyo” at the end of the lease term, while for “P. Massport” in case the Company does not exercise its call option by the end of the lease term, then the owners can exercise their put option according to which the Company will be obliged to purchase the vessel. The Company concluded that both sale and lease-back agreements were financing arrangements. The agreements are repayable in monthly installments plus one balloon installment per agreement to be paid together with the last installment. The agreements also bear variable interest at SOFR plus a fixed margin, which during the years ended December 31, 2025 ranged from 2.1% to 2.425%. The maturities fall due in June 2033 and August 2035, and at each utilization date, arrangement fees of 0.80% and 1.60% were paid.
Nordic Trustee Bond (“the Bonds”)
On July 2, 2025, the Company announced that it has successfully placed $100,000 of bonds in the Nordic bond market. The new bonds are due to mature in July 2029 and pay a fixed coupon of 9.875% per annum, payable semi-annually in arrears and were priced at 97% of par. The bonds are partially secured by first priority mortgages over the Company’s two oldest tanker vessels, the “P. Monterey” and the “P. Sophia” (Note 14), whose aggregate net book value as of December 31, 2025 was $50,656. The offering closed on July 17, 2025, and the Company received net proceeds of $94,748, which shall be used for tanker acquisitions or bond repurchases. The bond proceeds were blocked and restricted, until their utilization in December 2025 for the acquisition of the two Suezmax vessels “P. Beverly Hills” and “P. Bel Air”. In case any collateral vessel is sold (Note 14), then the Company has the option to use the sale proceeds to repay similar part of the bond, or to keep the sale proceeds for the purpose of buying additional tanker vessels. The bond agreement also includes customary informational and financial covenants and requires a minimum cash liquidity of $20,000 at all times during the bond period. The Company is permitted to make dividend distributions, provided that no events of default exist, and up to a certain percentage of the Company’s net profits.
All loans are guaranteed by Performance Shipping Inc. and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of certain length of time, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements also require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. As at December 31, 2025 and December 31, 2024, the maximum compensating cash balance required under the Company’s loan agreements and bond amounted to $20,000 and $10,000, respectively, and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. Also, as at December 31, 2025 and December 31, 2024, the restricted cash, being pledged deposits, required under the Company’s loan agreements amounted to $1,089 and $1,000, respectively, and is included in Restricted cash, non-current in the accompanying consolidated balance sheets. As at December 31, 2025 and December 31, 2024, the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s long-term debt for 2025, 2024 and 2023 was 6.82%, 6.91% and 7.60%, respectively.

For 2025, 2024 and 2023, total interest expense on long-term debt amounted to $8,626, $3,614 and $9,039 and is included in Interest and finance costs in the accompanying consolidated statement of operations. Accrued interest on long term debt as of December 31, 2025 and December 31, 2024, amounted to $4,781 and $380, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets.

As at December 31, 2025, the maturities of the drawn portions of the debt facilities (bank loans, sale and lease back financing and the bond financing), as described above, are as follows:

Principal Repayment
Year 1	$12,675
Year 2	12,675
Year 3	15,175
Year 4	109,341
Year 5 and thereafter	78,817
Total	$228,683